UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22714

Investment Company Act File Number

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Emerging Markets Debt Opportunities Fund

Eaton Vance

Emerging Markets Debt Opportunities Fund

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 67.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.7%
Albania Government Bond, 8.90%, 7/24/25	ALL	52,000	$521,473
Albania Government Bond, 8.93%, 4/23/25	ALL	4,735	47,542

Total Albania			$569,015

Argentina — 0.7%
Argentina POM Politica Monetaria, 27.146%, (ARPP7DRR), 6/21/20(1)	ARS	8,700	$530,011

Total Argentina			$530,011

Azerbaijan — 0.1%
Republic of Azerbaijan, 5.125%, 9/1/29(2)	USD	104	$104,142

Total Azerbaijan			$104,142

Barbados — 2.0%
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	617	$499,770
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	493	399,330
Barbados Government International Bond, 7.00%, 8/4/22(3)	USD	116	105,604
Barbados Government International Bond, 7.25%, 12/15/21(3)	USD	684	645,012

Total Barbados			$1,649,716

Belarus — 1.9%
Republic of Belarus, 6.875%, 2/28/23(3)	USD	660	$703,586
Republic of Belarus, 7.625%, 6/29/27(3)	USD	760	840,370

Total Belarus			$1,543,956

Bosnia and Herzegovina — 0.5%
Republic of Srpska, 1.50%, 10/30/23	BAM	340	$187,381
Republic of Srpska, 1.50%, 6/9/25	BAM	78	41,633
Republic of Srpska, 1.50%, 9/25/26	BAM	379	198,445

Total Bosnia and Herzegovina			$427,459

Dominican Republic — 8.1%
Dominican Republic, 10.40%, 5/10/19(3)	DOP	151,200	$3,241,442
Dominican Republic, 15.00%, 4/5/19(3)	DOP	70,000	1,594,003
Dominican Republic, 16.00%, 7/10/20(3)	DOP	71,100	1,741,043

Total Dominican Republic			$6,576,488

Security	Principal Amount (000’s omitted)		Value
Ecuador — 1.8%
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	1,335	$1,455,150

Total Ecuador			$1,455,150

El Salvador — 6.2%
Republic of El Salvador, 5.875%, 1/30/25(3)	USD	32	$31,760
Republic of El Salvador, 6.375%, 1/18/27(3)	USD	2,094	2,091,382
Republic of El Salvador, 7.375%, 12/1/19(3)	USD	1,900	1,978,375
Republic of El Salvador, 7.65%, 6/15/35(3)	USD	109	114,178
Republic of El Salvador, 7.75%, 1/24/23(3)	USD	61	66,185
Republic of El Salvador, 8.25%, 4/10/32(3)	USD	461	515,168
Republic of El Salvador, 8.625%, 2/28/29(3)	USD	245	278,075

Total El Salvador			$5,075,123

Ethiopia — 0.4%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24(3)	USD	270	$278,951

Total Ethiopia			$278,951

Fiji — 3.3%
Republic of Fiji, 6.625%, 10/2/20(3)	USD	2,649	$2,652,446

Total Fiji			$2,652,446

Georgia — 3.2%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	75	$28,609
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	321	123,573
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	966	411,679
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	1,746	754,292
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	1,270	497,003
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,689	755,358

Total Georgia			$2,570,514

India — 3.5%
India Government Bond, 7.88%, 3/19/30	INR	88,000	$1,430,295
India Government Bond, 7.95%, 8/28/32	INR	86,000	1,399,841

Total India			$2,830,136

Indonesia — 4.2%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	920,000	$73,430
Indonesia Government Bond, 8.75%, 5/15/31	IDR	40,094,000	3,325,770

Total Indonesia			$3,399,200

Macedonia — 3.6%
Republic of Macedonia, 4.875%, 12/1/20(3)	EUR	100	$127,108
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	730	927,886
Republic of Macedonia, 5.625%, 7/26/23(3)	EUR	1,430	1,881,392

Total Macedonia			$2,936,386

Security	Principal Amount (000’s omitted)		Value
Peru — 3.9%
Peru Government Bond, 6.35%, 8/12/28	PEN	2,758	$913,229
Peru Government Bond, 8.20%, 8/12/26	PEN	5,998	2,265,390

Total Peru			$3,178,619

Serbia — 9.1%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	227,010	$2,311,991
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	2,122,387
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	254,500	2,990,192

Total Serbia			$7,424,570

Seychelles — 0.4%
Republic of Seychelles, 7.00% to 1/1/18, 1/1/26(3)(4)	USD	302	$315,751

Total Seychelles			$315,751

Sri Lanka — 8.5%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	57,000	$365,454
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	78,020	504,665
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	116,760	757,221
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	59,000	389,565
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	22,000	146,172
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	11,000	73,599
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	79,000	531,261
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	137,970	928,672
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	53,000	353,618
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	82,000	562,788
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	69,000	472,512
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	57,000	394,728
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	210,420	1,461,537

Total Sri Lanka			$6,941,792

Suriname — 3.2%
Republic of Suriname, 9.25%, 10/26/26(3)	USD	2,421	$2,635,864

Total Suriname			$2,635,864

Thailand — 1.9%
Thailand Government Bond, 1.25%, 3/12/28(3)(5)	THB	51,266	$1,504,073

Total Thailand			$1,504,073

Uruguay — 0.3%
Republic of Uruguay, 8.50%, 3/15/28(3)	UYU	7,458	$260,607

Total Uruguay			$260,607

Total Foreign Government Bonds (identified cost $52,974,711)			$54,859,969

Foreign Corporate Bonds — 5.0%

Security	Principal Amount (000’s omitted)		Value
Argentina — 2.6%
Banco Hipotecario SA, 23.708%, (Badlar + 2.50%), 1/12/20(1)(3)	ARS	19,880	$1,129,605
YPF SA, 25.458%, (Badlar + 4.00%), 7/7/20(1)(3)	USD	990	949,143

Total Argentina			$2,078,748

Belarus — 0.6%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(3)	USD	500	$508,750

Total Belarus			$508,750

Georgia — 0.5%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	640	$246,302
Bank of Georgia JSC, 11.00%, 6/1/20(3)	GEL	500	193,664

Total Georgia			$439,966

Honduras — 0.4%
Inversiones Atlantida SA, 8.25%, 7/28/22(3)	USD	340	$355,300

Total Honduras			$355,300

India — 0.2%
Power Finance Corp., Ltd., 7.47%, 9/16/21	INR	4,000	$61,699
Power Finance Corp., Ltd., 7.75%, 3/22/27	INR	4,000	63,751

Total India			$125,450

Mexico — 0.7%
Cydsa SAB de CV, 6.25%, 10/4/27(3)	USD	500	$500,330
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	1,420	66,543
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	21,363

Total Mexico			$588,236

Total Foreign Corporate Bonds (identified cost $4,421,502)			$4,096,450

Sovereign Loans — 4.0%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 1.3%
Government of Barbados, Term Loan, 11.44%, (3 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(1)(6)	USD	1,100	$1,104,787

Total Barbados			$1,104,787

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.21%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(1)(6)	USD	178	$174,752

Total Ethiopia			$174,752

Kenya — 0.1%
Government of Kenya, Term Loan, 6.53%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(1)	USD	90	$90,000

Total Kenya			$90,000

Macedonia — 1.5%
Republic of Macedonia, Term Loan, 3.60%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(1)(7)	EUR	1,000	$1,190,476

Total Macedonia			$1,190,476

Tanzania — 0.9%
Government of the United Republic of Tanzania, Term Loan, 6.65%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(1)(6)	USD	725	$739,506

Total Tanzania			$739,506

Total Sovereign Loans (identified cost $3,150,794)			$3,299,521

Short-Term Investments — 21.0%

Foreign Government Securities — 15.8%

Security	Principal Amount (000’s omitted)		Value
Egypt — 8.0%
Egypt Treasury Bill, 0.00%, 11/7/17	EGP	7,000	$396,473
Egypt Treasury Bill, 0.00%, 11/14/17	EGP	42,475	2,397,089
Egypt Treasury Bill, 0.00%, 11/21/17	EGP	5,100	286,792
Egypt Treasury Bill, 0.00%, 11/28/17	EGP	1,050	58,836
Egypt Treasury Bill, 0.00%, 1/9/18	EGP	1,900	104,431
Egypt Treasury Bill, 0.00%, 1/16/18	EGP	15,800	865,489
Egypt Treasury Bill, 0.00%, 2/6/18	EGP	2,250	122,327
Egypt Treasury Bill, 0.00%, 2/13/18	EGP	2,000	107,675
Egypt Treasury Bill, 0.00%, 2/20/18	EGP	1,875	101,249
Egypt Treasury Bill, 0.00%, 4/10/18	EGP	11,100	585,451
Egypt Treasury Bill, 0.00%, 4/17/18	EGP	7,625	400,831
Egypt Treasury Bill, 0.00%, 4/24/18	EGP	14,575	759,994
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	2,050	106,564
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	5,025	258,138

Total Egypt			$6,551,339

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.4%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	250	$94,099
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	569	207,391

Total Georgia			$301,490

Kazakhstan — 1.7%
National Bank of Kazakhstan Note, 0.00%, 11/1/17	KZT	315,094	$940,454
National Bank of Kazakhstan Note, 0.00%, 11/24/17	KZT	66,600	197,624
National Bank of Kazakhstan Note, 0.00%, 1/19/18	KZT	75,035	219,604

Total Kazakhstan			$1,357,682

Nigeria — 3.0%
Nigeria Treasury Bill, 0.00%, 3/15/18	NGN	33,190	$86,179
Nigeria Treasury Bill, 0.00%, 4/5/18	NGN	97,110	249,334
Nigeria Treasury Bill, 0.00%, 4/12/18	NGN	215,930	552,531
Nigeria Treasury Bill, 0.00%, 4/19/18	NGN	165,950	423,206
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	199,900	506,260
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	80,110	196,740
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	29,130	71,305
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	39,400	96,130
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	9,430	22,711
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	49,500	117,807
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	47,130	111,810

Total Nigeria			$2,434,013

Uruguay — 2.7%
Banco Central Del Uruguay, 0.00%, 4/27/18	UYU	23,554	$775,156
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	20,403	675,472
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	1,538	50,148
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	1,887	61,137
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	963	30,592
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	18,403	580,470

Total Uruguay			$2,172,975

Total Foreign Government Securities (identified cost $12,714,308)			$12,817,499

U.S. Treasury Obligations — 2.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 11/9/17(8)		$600	$599,872
U.S. Treasury Bill, 0.00%, 12/21/17(8)		1,000	998,660

Total U.S. Treasury Obligations (identified cost $1,598,487)			$1,598,532

Other — 3.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(9)	2,631,192	$2,631,456

Total Other (identified cost $2,631,456)		$2,631,456

Total Short-Term Investments (identified cost $16,944,251)		$17,047,487

Total Investments — 97.5% (identified cost $77,491,258)		$79,303,427

Less Unfunded Loan Commitments — (0.6)%		$(517,755)

Net Investments — 96.9% (identified cost $76,973,503)		$78,785,672

Other Assets, Less Liabilities — 3.1%		$2,536,834

Net Assets — 100.0%		$81,322,506

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2017.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $2,953,051 or 3.6% of the Fund’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2017, the aggregate value of these securities is $27,738,937 or 34.1% of the Fund’s net assets.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at October 31, 2017.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(7)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2017 was $17,699.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	5,200,000	USD	1,443,451	Goldman Sachs International	11/8/17	$—	$(75,502)
USD	781,698	TRY	3,000,000	Goldman Sachs International	11/8/17	—	(7,504)
IDR	13,060,600,900	USD	971,193	Standard Chartered Bank	11/16/17	—	(9,394)
USD	956,821	IDR	13,060,600,900	Standard Chartered Bank	11/16/17	—	(4,979)
COP	6,924,900,000	USD	2,339,968	Standard Chartered Bank	11/17/17	—	(66,784)
ARS	24,000,000	USD	1,341,532	BNP Paribas	11/30/17	—	(4,857)
TRY	5,109,000	USD	1,439,909	Standard Chartered Bank	12/5/17	—	(106,519)
MXN	4,249,768	USD	222,847	Goldman Sachs International	12/22/17	—	(3,055)
UGX	4,512,382,000	USD	1,206,519	Standard Chartered Bank	1/11/18	—	(49)
USD	6,777,277	EUR	5,689,119	Standard Chartered Bank	1/11/18	122,690	—
USD	1,036,296	EUR	888,000	Standard Chartered Bank	1/11/18	—	(2,401)
EUR	1,066,222	RSD	128,000,000	Deutsche Bank AG	1/18/18	34	—
USD	470,796	EUR	398,318	Standard Chartered Bank	1/19/18	4,664	—
USD	370,683	EUR	313,617	Standard Chartered Bank	1/19/18	3,672	—
KZT	460,000,000	USD	1,364,540	Deutsche Bank AG	1/29/18	—	(13,942)
USD	2,929,154	EUR	2,477,086	Goldman Sachs International	2/1/18	28,137	—
USD	656,947	EUR	555,558	Goldman Sachs International	2/1/18	6,311	—
RUB	88,200,000	USD	1,437,887	Bank of America, N.A.	2/9/18	50,617	—
RUB	70,000,000	USD	1,191,692	ICBC Standard Bank plc	2/12/18	—	(10,871)
RUB	30,000,000	USD	509,165	Morgan Stanley & Co. International PLC	2/12/18	—	(3,099)
UGX	4,153,500,000	USD	1,120,146	ICBC Standard Bank plc	3/13/18	—	(32,199)
USD	623,199	THB	21,475,447	Deutsche Bank AG	3/26/18	—	(23,787)
USD	780,965	THB	26,936,272	Deutsche Bank AG	3/26/18	—	(30,538)

						$216,125	$(395,480)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	3	Short	Dec-17	$(460,512)	$(279)
U.S. 5-Year Deliverable Interest Rate Swap	25	Short	Dec-17	(2,514,844)	21,384
U.S. 10-Year Deliverable Interest Rate Swap	9	Short	Dec-17	(908,437)	11,453

					$32,558

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	184,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly)	8/23/19	$(60,053)
CME Group, Inc.	MXN	34,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	4/30/26	(151,069)

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives FloatingRate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	24,805	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.09% (pays monthly)		6/30/26	$(111,523)
CME Group, Inc.	MXN	7,639	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.19% (pays monthly)		7/20/26	(32,146)
CME Group, Inc.	MXN	13,615	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.19% (pays monthly)		7/20/26	(57,062)
CME Group, Inc.	MXN	8,550	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)		9/24/26	(28,982)
LCH.Clearnet	EUR	2,243	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)	(1)	9/20/22	(19,611)
LCH.Clearnet	USD	2,650	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays semi-annually)	(1)	9/20/19	5,342
LCH.Clearnet	USD	1,916	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)		9/18/22	17,343
LCH.Clearnet	USD	440	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.07% (pays semi-annually)		10/20/22	(11)
LCH.Clearnet	USD	1,004	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.37% (pays semi-annually)		7/14/26	69,785
LCH.Clearnet	USD	350	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.54% (pays semi-annually)		10/7/26	21,496
LCH.Clearnet	USD	1,070	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)		9/5/27	20,237
LCH.Clearnet	USD	2,216	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)		9/19/27	30,316
LCH.Clearnet	USD	1,840	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.22% (pays semi-annually)		9/26/27	18,123
LCH.Clearnet	USD	410	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.32% (pays semi-annually)		10/4/27	352

								$(277,463)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Depreciation
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.63% (pays monthly	)	3/19/24	$(5,247)

								$(5,247)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bahamas	Deutsche Bank AG	$600	1.00 (pays quarterly)	% (1)	6/20/22	2.34%	$(33,703)	$49,995	$16,292

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Turkey	Goldman Sachs International	$1,750	1.00 (pays quarterly	% )(1)	12/20/27	2.78%	$(246,929)	$256,304	$9,375

Total		$2,350					$(280,632)	$306,299	$25,667

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2017, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,350,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

ARPP7DRR	-	Argentina Central Bank 7-day Repo Reference Rate

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

ALL	-	Albanian Lek

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

COP	-	Colombian Peso

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

PEN	-	Peruvian Sol

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

At October 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$—	$(280,632)

Total		$—	$(280,632)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$216,125	$(395,480)

Total		$216,125	$(395,480)

Interest Rate	Futures Contracts*	$32,837	$(279)
Interest Rate	Interest Rate Swaps	—	(5,247)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	182,994	(460,457)

Total		$215,831	$(465,983)

*	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$54,859,969	$—	$54,859,969
Foreign Corporate Bonds	—	4,096,450	—	4,096,450
Sovereign Loans (Less Unfunded Loan Commitments)	—	2,781,766	—	2,781,766
Short-Term Investments —
Foreign Government Securities	—	12,817,499	—	12,817,499
U.S. Treasury Obligations	—	1,598,532	—	1,598,532
Other	—	2,631,456	—	2,631,456
Total Investments	$—	$78,785,672	$—	$78,785,672
Forward Foreign Currency Exchange Contracts	$—	$216,125	$—	$216,125
Futures Contracts	32,837	—	—	32,837
Swap Contracts	—	182,994	—	182,994
Total	$32,837	$79,184,791	$—	$79,217,628

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(395,480)	$—	$(395,480)
Futures Contracts	(279)	—	—	(279)
Swap Contracts	—	(746,336)	—	(746,336)
Total	$(279)	$(1,141,816)	$—	$(1,142,095)

The Fund held no investments or other financial instruments as of July 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017